SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS (Tables)	12 Months Ended
Mar. 31, 2025
SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS
Summary of Salaries, fees and benefits
	Years ended March 31,
	2025(1)	2024(1)	2023(1)
Salaries, fees and benefits	($)	($)	($)
Exploration and evaluation expenses	11,372,000	6,777,000	7,130,000
Administration expenses(2)	389,000	347,000	245,000
	11,761,000	7,124,000	7,375,000

Summary of Office and administration expenses
	Years ended March 31,
	2025(1)	2024(1)	2023(1)
	($)	($)	($)
Salaries and Benefits	389,000	340,000	245,000
Data processing and retention	13,000	21,000	14,000
Insurance	27,000	26,000	34,000
Other office expenses	55,000	30,000	16,000
	484,000	417,000	309,000